Capital and Reserves (Details 2) - shares	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Weighted average common shares outstanding	26,873,243	15,959,818	10,041,411
Plus net incremental shares from assumed conversions: warrants	12,306,651	3,205,229
Diluted weighted average common shares outstanding	39,179,894	19,165,047	10,041,411